Investment Risks - Rayliant-ChinaAMC Transformative China Tech ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the principal risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

China Investment Risk: Investments in issuers located in or operating within the Greater China region—which includes mainland China and Hong Kong — are subject to risks and considerations that may not be present in investments made in the United States or other developed markets. These risks include, but are not limited to, heightened governmental influence over economic and business activities, regulatory unpredictability, and legal uncertainties. The Chinese government has the authority to impose restrictions on foreign investments, enact policy changes with little or no notice, and exercise significant discretion over market access and capital flows. There is also a risk of nationalization, expropriation, or confiscation of assets, which could result in the loss of investments. Moreover, investors may face challenges in obtaining material financial and corporate information, initiating investigations, or pursuing legal action against Chinese companies. Enforcement of shareholder rights and legal remedies in Greater China may be limited or unavailable under existing legal frameworks. The potential for government-mandated economic reforms to be modified, reversed, or abandoned further exacerbates uncertainty for investors. Additionally, geopolitical risks, including military tensions, territorial disputes, and the possibility of war—whether internal or with other nations—could materially impact financial markets in the region. Public health crises, such as pandemics or other widespread health emergencies, may lead to government-imposed market closures, travel bans, quarantines, or other interventions that could negatively affect economic activity and market stability. Inflationary pressures, exchange rate volatility, fluctuations in interest rates, and broader macroeconomic instability may also have adverse effects on investment returns. China’s economic growth has been historically driven by export activity, making it particularly vulnerable to changes in global trade dynamics. The imposition or threat of tariffs, trade sanctions, capital controls, embargoes, or other protectionist measures—particularly in the context of trade disputes between China and the United States—could materially weaken the Chinese economy. Likewise, an economic downturn in China’s key trading partners, many of which are emerging markets, could negatively impact Chinese growth and, by extension, investments in the region. Furthermore, U.S. government actions, including the potential delisting of certain Chinese companies from U.S. exchanges or the imposition of additional restrictions on their operations, may negatively affect the value of such securities held by the Fund. Heightened regulatory scrutiny of Chinese issuers by U.S. authorities, including the Public Company Accounting Oversight Board (“PCAOB”), has resulted in challenges in inspecting audit work papers and practices of PCAOB-registered firms in China. This lack of transparency may further increase investment risks associated with Chinese securities, as the absence of independent audit oversight could raise concerns regarding the accuracy and reliability of financial statements. Investments in China may be particularly susceptible to economic disruptions in specific industries, including consumer discretionary (such as leisure, retail, gaming, and tourism), industrials, and commodities, which may experience heightened volatility in response to regulatory changes, economic slowdowns, or external shocks. Accordingly, investors should consider the potential impact of these risks when evaluating an investment in the Fund.

The Fund may gain exposure to Chinese companies through a structure known as a Variable Interest Entity (“VIE”). VIEs are commonly used to enable foreign investors, including the Fund, to access Chinese companies operating in industries where direct foreign ownership is either restricted or prohibited under Chinese law. Investments made through a VIE structure do not confer direct equity ownership in the underlying Chinese operating company. Instead, such investments are facilitated through a shell company incorporated outside of China, which enters into a series of contractual agreements with the underlying operating company. These agreements are designed to grant the shell company certain rights over the operating company’s financial and operational affairs, including the ability to consolidate the VIE’s financial results into its own financial statements and to receive a portion of its economic benefits. However, investments in VIEs involve additional risks that may not be present in direct equity ownership. The enforceability of the contractual arrangements between the shell company and the underlying operating company is uncertain under Chinese law. These agreements may not provide the same level of control as direct ownership, and there is a risk that the underlying operating company, its management, or other interested parties could breach or seek to terminate the agreements with limited or no legal recourse available to foreign investors, including the Fund. Additionally, the Chinese government may determine that these contractual arrangements are invalid or in violation of Chinese law. While the VIE structure has been widely utilized and generally tolerated by Chinese regulators, it has not been formally codified into Chinese law, and its continued acceptance remains uncertain. If the Chinese government were to prohibit the use of VIE structures, modify existing regulations to restrict their use, or refuse to recognize the enforceability of the contractual arrangements upon which these structures rely, the value of the Fund’s investments in VIEs could be significantly impaired or even rendered worthless. Furthermore, because the shell company does not have actual ownership of the underlying operating company, investors in VIEs may be exposed to conflicts of interest between the legal owners of the operating company and foreign shareholders. Any adverse regulatory action, enforcement of ownership restrictions, or invalidation of the VIE structure could materially and negatively impact the Fund’s performance and net asset value.

Equity Risk: Equity risk refers to the potential for a decline in the value of equity securities, including common stocks, due to broad market conditions, fluctuations or factors specific to an individual company or industry. General economic conditions, such as fluctuations in interest rates, periods of market instability, or prolonged economic downturns, may adversely impact the equity markets as a whole, resulting in a decrease in the value of the Fund’s equity holdings. A significant decline in the overall stock market could lead to a broad-based depreciation in the price of the securities held by the Fund. Furthermore, equity risk includes the possibility that investor sentiment toward a particular industry or sector may deteriorate, leading to a widespread sell-off of securities in that industry, thereby reducing the market value of those companies. The price of an individual company’s common stock may also decline due to industry-specific challenges, such as increased operational costs or adverse regulatory developments, which may similarly affect other companies operating within the same sector or geographic region. Additionally, an individual company’s stock price may experience substantial volatility over short periods due to company-specific events, including, but not limited to, strategic business decisions, changes in leadership, declining demand for its products or services, or unfavorable financial performance. For example, a negative earnings report, a reduction or suspension of dividend payments, or unexpected corporate developments could result in a significant decrease in the company’s stock value.

Emerging Markets Investment Risk: Investments in securities issued by entities in emerging market countries involve a heightened level of risk compared to investments in securities of issuers domiciled in developed markets. Securities in emerging markets tend to exhibit greater price volatility and may experience more pronounced fluctuations in value. Companies operating in emerging market jurisdictions are often subject to less rigorous regulatory oversight, including weaker disclosure obligations, financial reporting standards, accounting principles, auditing requirements, and recordkeeping practices when compared to their counterparts in developed economies. Additionally, the availability, accuracy, and reliability of corporate and financial information in emerging markets may be significantly limited, creating challenges for investors seeking transparency. Emerging markets are generally characterized by higher levels of political, economic, and social instability, increased market volatility, and uncertain trading conditions. Government-imposed restrictions on foreign investment tend to be more prevalent in these jurisdictions, and securities regulations, ownership rights, and enforcement mechanisms may be evolving, untested, or inconsistently applied. As a result, the legal framework governing foreign investment, securities transactions, and shareholder protections may be subject to rapid and unpredictable change, thereby increasing regulatory uncertainty and limiting investors’ ability to assert or enforce legal rights. Furthermore, tax laws and enforcement practices at national, regional, and local levels in emerging markets may be inconsistent, subject to arbitrary modifications, or unpredictably applied, increasing the risk of adverse tax treatment. Investing in securities issued in emerging markets may also expose investors to additional operational challenges, including elevated transaction costs, settlement delays, abrupt market closures, and insufficient access to timely financial or market data. The limited availability of reliable financial information and the lack of standardized reporting practices may further complicate the process of accurately assessing security valuations. These deficiencies could result in errors in the selection and weighting of securities by the Index Provider when constructing or rebalancing the Fund’s Underlying Index.

Foreign Securities Risk: Investments in securities issued by non-U.S. issuers entails risks that are distinct from, and in some cases greater than, those associated with investments in securities of U.S. issuers. Foreign securities may be subject to lower liquidity, heightened price volatility, and a lack of publicly available or reliable financial information relative to U.S. issuers. In addition, financial reporting, accounting, auditing, and recordkeeping standards applicable to foreign issuers may be inconsistent with, or less rigorous than, those required of U.S. companies, potentially limiting transparency and investor protections. Foreign investments are also exposed to political and economic risks, including the possibility of expropriation, nationalization, political instability, and other adverse governmental actions that could negatively impact the value of the Fund’s holdings. The enforcement of legal rights and contractual obligations in foreign jurisdictions may be difficult, unpredictable, or, in some cases, impracticable due to differences in legal systems and regulatory frameworks. Moreover, investments in foreign securities may be subject to additional financial and operational constraints, including withholding taxes on dividends, capital controls, currency exchange restrictions, and elevated transaction costs. To the extent that the Fund holds securities denominated in foreign currencies, fluctuations in exchange rates—particularly depreciation of a foreign currency relative to the U.S. dollar—may materially reduce the value of the Fund’s investments and negatively impact overall returns.

From time to time, the Fund may invest in securities of companies that operate in, or conduct business with, countries that are subject to economic sanctions or trade embargoes imposed by the U.S. government, the United Nations, or other international regulatory bodies. Entities with exposure to such jurisdictions may face regulatory restrictions that affect their operations, financial performance, or ability to access global capital markets. Additionally, any association with sanctioned countries may lead to reputational harm for affected companies, potentially diminishing investor confidence and adversely impacting the market value of their securities.

Geographic Concentration Risk: The Fund’s investments are expected to be concentrated in securities issued by entities domiciled in or with substantial operations within a single country or a limited number of countries or region. As a result, the Fund’s performance may be disproportionately affected by economic, political, or social developments in those jurisdictions. Adverse events, including but not limited to natural disasters, geopolitical conflicts, regulatory changes, or economic downturns, may materially impact the financial stability of such countries or regions. In turn, these circumstances could negatively affect the business operations, profitability, and market value of the securities held by the Fund, potentially leading to a decline in the Fund’s overall investment value.

Stock Connect Risk: Investments in China A-shares through the Stock Connect Programs entail distinct risks due to the relatively recent establishment of these programs, with no assurance of their continued operation. Trading via the Stock Connect Programs is subject to daily quotas that restrict the maximum net purchases allowed each day, as well as price fluctuation limits imposed on securities. The likelihood of trading suspensions in the A-shares market is higher compared to many other global equity markets, and there is no guarantee that a sufficiently liquid market will always be available for trading. Moreover, investments executed through Stock Connect Programs are subject to trading, clearance, and settlement processes that remain relatively untested, which may introduce additional operational and counterparty risks. The availability of Stock Connect Programs is limited to days when both the Hong Kong and mainland China markets are open, and any market closures on either side may restrict the Fund’s ability to trade. The Fund’s ownership interest in securities acquired through Stock Connect Programs will not be recorded directly in its name, and as a result, the Fund may need to rely on a third party to assert and enforce its rights as an investor. Additionally, securities purchased through the Stock Connect Programs are governed by Chinese securities laws, listing rules, and other regulatory restrictions, which may differ from those applicable to investments in other jurisdictions. Furthermore, Hong Kong investor compensation funds, which provide protection against trade defaults, do not extend coverage to investments made through the Stock Connect Programs, thereby increasing potential counterparty risks. The evolving nature of China’s tax regulations also presents a degree of uncertainty, and changes in tax policies may expose the Fund to unexpected tax liabilities in connection with its investments in China A-shares.

Technology Sector Risk: The market value of securities issued by companies within the technology sector may be volatile and can be materially impacted by various factors, including, but not limited to, an issuer’s inability or delay in securing necessary financing or regulatory approvals, heightened competitive pressures, challenges related to product compatibility, shifts in consumer demand and preferences, fluctuations in corporate capital expenditures, the accelerated pace of technological obsolescence, the emergence of alternative technologies, uncertainties associated with research and development efforts for new products, and legal, regulatory and political changes. Any of these factors, individually or in combination, may adversely affect the financial performance and valuation of technology-related securities held by the Fund. Although all companies face potential risks associated with network security breaches, entities operating within the communication services sector may be particularly vulnerable to cyberattacks, unauthorized access, and data theft involving proprietary or consumer information. Additionally, these companies may experience service disruptions due to malicious cyber activities or system vulnerabilities. Such incidents could result in significant financial, operational, and reputational harm, which may materially and adversely affect their business performance and, consequently, the value of the Fund’s investments in such companies.

Authorized Participant Concentration Risk: Only authorized participants (“APs”) are permitted to engage in the direct creation and redemption of Fund shares. The Fund has a limited number of institutions that are eligible to act as APs, and these entities are under no obligation to submit creation or redemption orders. As a result, there is no guarantee that APs will facilitate or maintain an active trading market for the Fund’s shares. This risk may be particularly pronounced in instances where the Fund holds securities that trade outside of a collateralized settlement system. In such cases, APs may be required to post collateral for certain trades conducted on an agency basis, a requirement that only a select number of APs may be capable of fulfilling. Additionally, if an AP ceases operations or otherwise declines to process creation or redemption orders, and no other AP is willing or able to assume this role, the liquidity of the Fund’s shares may be adversely affected. This could lead to a diminished trading market, causing the shares to trade at a premium or discount to the Fund’s net asset value (“NAV”) or, in extreme cases, result in trading halts or delisting. Furthermore, the Fund’s investments in non-U.S. securities, which may be subject to lower trading volumes, market closures, or extended trading halts, may exacerbate these risks. In such circumstances, APs may face increased difficulties in creating or redeeming Fund shares, heightening the potential for disruptions in market liquidity and increasing the likelihood that the Fund’s shares may be halted from trading or removed from the exchange.

Cash Transaction Risk: Like other exchange-traded funds (“ETFs”), the Fund issues and redeems shares exclusively in large aggregations known as “Creation Units” and solely with entities designated as “Authorized Participants.” However, in contrast to many other ETFs, the Fund anticipates that its creation and redemption transactions will be executed, at least in part or entirely, in cash rather than through in-kind transfers of securities. As a consequence, investments in the Fund may be less tax-efficient compared to ETFs that conduct in-kind redemptions. Specifically, by redeeming shares in cash, the Fund may be required to recognize capital gains that could have otherwise been deferred or avoided through in-kind redemptions. This could result in the Fund distributing higher levels of taxable capital gains to shareholders than ETFs that rely on in-kind redemptions. Additionally, settling redemptions in cash rather than through the transfer of portfolio securities may necessitate the sale of Fund holdings to generate the required liquidity, which could force the Fund to liquidate positions at unfavorable market prices, potentially impacting its performance.

Currency Risk: Since the Fund’s NAV is calculated in U.S. dollars, any depreciation in the currency of a non-U.S. market in which the Fund invests relative to the U.S. dollar may result in a decline in the Fund’s NAV. Generally, if the U.S. dollar appreciates against a foreign currency, the value of securities denominated in that foreign currency will decline when converted to U.S. dollars, thereby negatively impacting the Fund’s NAV. Foreign exchange rates are subject to volatility and may fluctuate rapidly and unpredictably in response to global economic developments, monetary policy changes, and other macroeconomic factors. Such currency fluctuations may adversely affect the Fund’s performance, potentially leading to investment losses regardless of the duration for which an investor holds Shares.

Participatory Note Risk. A participatory note, as used by the Fund, is an instrument used by investors to obtain exposure to an equity investment in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, an investor may gain exposure to the market through a participatory note, which derives its value from one or more underlying equity securities. The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Industry Concentration Risk: The Fund’s investments will be concentrated in a specific industry or group of industries to the extent that the Underlying Index reflects such concentration. Securities issued by companies within the same industry or sector may respond similarly to market conditions, regulatory changes, and economic developments, which could lead to increased volatility and potential losses for the Fund. As a result, adverse events affecting a particular industry or sector could have a disproportionately negative impact on the Fund’s performance. While the Fund’s exposure to various industries and sectors may fluctuate over time in accordance with changes in the composition of the Underlying Index, the Fund is currently subject to the principal risks outlined herein.

Industrials Sector Risk: The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

International Closed Market Trading Risk: Since foreign securities exchanges may operate on days when the Fund does not determine the NAV of its Shares, the value of the Fund’s holdings in non-U.S. securities may fluctuate on days when investors are unable to buy or sell Shares of the Fund. Consequently, this may result in wider bid-ask spreads and variations in the market price of the Shares relative to their NAV, potentially leading to the Shares trading at a premium or discount to their NAV.

Issuer-Specific Changes Risk: The market price of a specific security or category of securities may experience greater fluctuations than the broader market and may not move in tandem with overall market trends. As a result, the performance of such securities could diverge significantly from general market movements, potentially leading to increased volatility and investment risk.

Large Capitalization Company Risk: Large-capitalization companies may face limitations in their ability to swiftly adapt to emerging competitive pressures and may not achieve the same level of growth as smaller, more agile companies, particularly during prolonged periods of economic expansion. Consequently, the returns generated by investments in large-capitalization stocks may underperform those of small- and mid-capitalization companies, which often exhibit greater potential for rapid growth and market responsiveness.

Large Shareholder Risk: If a significant portion of the Fund’s Shares is held by a single investor or a concentrated group of investors, the Fund may be exposed to the risk that large-scale redemptions by such shareholders could negatively impact its performance. In the event that these shareholders redeem all or a substantial portion of their holdings, the Fund may be compelled to liquidate securities at unfavorable prices in order to generate the necessary cash to meet the redemption requests. This risk is particularly pronounced during periods of market downturns or reduced liquidity, as well as when such shareholders have short-term investment strategies or unpredictable cash flow requirements. Additionally, large redemptions may result in increased transaction costs and could create adverse tax implications for the remaining shareholders of the Fund.

Limited History of Operations Risk. The Fund is a new fund with limited history of operations for investors to evaluate.

Market Risk: The securities comprising the Underlying Index are subject to market volatility, which may result in fluctuations in their value. Consequently, investors should expect that the value of the Fund’s Shares will generally decline in proportion to any decrease in the value of the securities within the Underlying Index. Furthermore, extraordinary events, including but not limited to natural disasters, environmental catastrophes, global pandemics or other public health crises, armed conflicts, acts of terrorism, geopolitical instability, economic downturns, or other unforeseen disruptions, may lead to significant deviations in the Fund’s NAV, potentially causing the Shares to trade at a premium or discount relative to their NAV.

Market Trading Risk: The Fund is subject to various market trading risks, including, but not limited to, the potential absence of an active trading market for its Shares, the risk of losses arising from secondary market transactions, and possible disruptions in the Fund’s creation and redemption mechanisms. During periods of market stress, liquidity conditions for the Shares may deteriorate in tandem with reduced liquidity in the underlying securities held by the Fund. Such circumstances could lead to deviations between the market price of the Shares and the Fund’s net asset value (“NAV”). Additionally, securities exchanges or regulatory authorities may impose trading halts on certain securities or financial instruments, which could limit the Fund’s ability to execute transactions. These restrictions may interfere with the Fund’s capacity to facilitate creation and redemption orders, impact the pricing of Shares in the secondary market, and, in extreme cases, prevent the Fund from trading specific portfolio securities or financial instruments altogether. Under such conditions, the Fund may be unable to rebalance its portfolio effectively, accurately value its holdings, or execute transactions at favorable prices, which could result in significant trading losses. As a consequence, the Shares may trade at a premium or discount relative to the Fund’s NAV, adversely affecting investors.

Non-Correlation Risk: The Fund’s performance may deviate from that of the Underlying Index due to various factors. Unlike the Underlying Index, the Fund incurs operational expenses, including management fees and transaction costs associated with the purchase and sale of securities. These costs may be particularly pronounced during periods of portfolio rebalancing when adjustments are made to align the Fund’s holdings with changes in the composition of the Underlying Index. Furthermore, discrepancies in asset valuation methodologies, as well as differences in portfolio composition arising from legal or regulatory restrictions, trading costs, or liquidity constraints, may contribute to variances between the Fund’s returns and those of the Underlying Index.

Non-Diversified Fund Risk: As a non-diversified investment vehicle, the Fund has the ability to allocate a larger proportion of its assets to securities issued by individual entities compared to a diversified fund. Consequently, fluctuations in the market value of a single security may result in more pronounced movements in the Fund’s share price than would be experienced in a diversified portfolio. This concentration of holdings may lead to heightened volatility, thereby increasing the degree to which the performance of a limited number of issuers influences the Fund’s overall returns.

Operational Risk: The Fund is subject to operational risks that may arise from various factors, including, but not limited to, human error, miscommunication, processing inaccuracies, and errors or failures by the Fund’s service providers, counterparties, or other third parties. Additionally, deficiencies in operational processes, technological malfunctions, or system failures may further expose the Fund to risk. The Fund and the Adviser implement policies, controls, and procedures designed to mitigate these operational risks. However, such measures cannot eliminate all potential risks, and there can be no assurance that they will be sufficient to prevent losses or disruptions to the Fund’s operations.

Portfolio Turnover Risk: The Fund may experience elevated levels of portfolio turnover, which could result in increased brokerage commissions and other transaction-related expenses. These higher costs may adversely affect the Fund’s overall performance. Additionally, frequent trading activity within the Fund’s portfolio may generate net short-term capital gains, which could have tax implications for shareholders.

Premium/Discount Risk: The Shares of the Fund are listed and traded on a stock exchange, where their market price may be equal to, greater than, or less than the Fund’s most recently calculated NAV. The Fund’s NAV is determined at the close of each business day based on the market value of its portfolio holdings and is subject to fluctuations. Throughout the trading day, the market price of the Shares is influenced by various factors, including but not limited to, investor supply and demand dynamics and changes in the value of the Fund’s underlying assets. Consequently, the market price of the Shares may not always align precisely with the Fund’s NAV, and Shares may trade at a premium or a discount to NAV.

Retail and Consumer Goods Sector Risk: The Fund may invest in companies in the retail and consumer goods sector. Retail, consumer goods and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retailing and consumer goods industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

Secondary Market Trading Risk: Investors who purchase or sell shares of the Fund will typically incur brokerage commissions, which are generally fixed in amount and may represent a substantial proportional expense, particularly for those engaging in transactions involving relatively small quantities of shares. Trading in the Fund’s shares is also subject to bid-ask spreads, which may fluctuate based on market conditions. Additionally, trading in the Fund’s shares may be suspended or halted by the Exchange due to market volatility, regulatory actions, or other factors beyond the Fund’s control. In the event of a trading halt, investors may be temporarily unable to buy or sell shares. Furthermore, while the Fund’s shares are listed on the Exchange, there is no guarantee that an active trading market will develop or be sustained, nor can there be any assurance that the Fund’s shares will remain listed on the Exchange indefinitely.

Small- and Mid-Capitalization Company Risk: Investments in securities of small- and mid-capitalization companies present a heightened level of risk and may experience greater price fluctuations compared to investments in larger, more established companies. Due to their relatively limited operational track records, narrower product offerings, and constrained financial resources, securities issued by such companies may exhibit lower liquidity and increased volatility. Additionally, these companies may be more susceptible to fluctuations in interest rates and anticipated changes in earnings, which could further impact their market value.

Swap Risk. The Fund may use swaps in pursuing its investment objective. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Tracking Error Risk: The Fund’s performance may deviate from, or fail to closely track, the returns of the Underlying Index. This divergence may arise from various factors, including, but not limited to, the Fund holding cash instead of investing in securities that comprise the Underlying Index. Such circumstances may occur when the Fund experiences delays in converting U.S. dollars into a foreign currency for the purpose of acquiring foreign securities, or when regulatory restrictions, trading suspensions, or legal constraints imposed by foreign governments prevent the Fund from investing in certain components of the Underlying Index. Furthermore, if the Fund employs a representative sampling methodology rather than fully replicating the Underlying Index, or if the Fund’s NAV is determined based on fair value pricing while the Underlying Index reflects securities’ closing prices in local foreign markets, the Fund’s ability to accurately mirror the performance of the Underlying Index may be adversely affected.

Transportation Sector Risk: Companies in the transportation sector can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Underlying Index Risk: The Fund employs a passive investment strategy designed to replicate the performance of its Underlying Index rather than seeking to achieve returns that exceed those of the Underlying Index. As a result, the Fund does not actively manage its holdings based on market conditions or individual security performance. The Fund will only acquire or dispose of a security when it is added to or removed from the Underlying Index, regardless of whether that security is underperforming or experiencing adverse market conditions. Furthermore, the Fund’s portfolio rebalancing is conducted in direct alignment with the rebalancing schedule of the Underlying Index. Any modifications to the timing or composition of the Underlying Index’s rebalancing will correspondingly affect the Fund’s rebalancing activities.

Valuation Risk: The accuracy and reliability of financial information pertaining to securities issued by non-U.S. entities may be lower compared to that of securities issued by U.S. entities. As a result, determining an accurate and current market price for non-U.S. securities held by the Fund may be challenging. In certain instances, publicly available market quotations for specific securities may be limited or unavailable, requiring the Fund to determine a fair value for such securities. The fair value assigned to a security may differ from the price that would have been established if market quotations were readily accessible. Securities that are fair valued or valued using alternative methodologies rather than market quotations may be subject to increased price volatility and greater fluctuations in value from one trading day to the next. Furthermore, there is no guarantee that the Fund will be able to liquidate a security at its assigned fair value, and in some cases, the Fund may be required to sell a security at a price lower than its fair value, which could result in a realized loss.

China Investment Risk [Member]
Prospectus [Line Items]
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China Investment Risk: Investments in issuers located in or operating within the Greater China region—which includes mainland China and Hong Kong — are subject to risks and considerations that may not be present in investments made in the United States or other developed markets. These risks include, but are not limited to, heightened governmental influence over economic and business activities, regulatory unpredictability, and legal uncertainties. The Chinese government has the authority to impose restrictions on foreign investments, enact policy changes with little or no notice, and exercise significant discretion over market access and capital flows. There is also a risk of nationalization, expropriation, or confiscation of assets, which could result in the loss of investments. Moreover, investors may face challenges in obtaining material financial and corporate information, initiating investigations, or pursuing legal action against Chinese companies. Enforcement of shareholder rights and legal remedies in Greater China may be limited or unavailable under existing legal frameworks. The potential for government-mandated economic reforms to be modified, reversed, or abandoned further exacerbates uncertainty for investors. Additionally, geopolitical risks, including military tensions, territorial disputes, and the possibility of war—whether internal or with other nations—could materially impact financial markets in the region. Public health crises, such as pandemics or other widespread health emergencies, may lead to government-imposed market closures, travel bans, quarantines, or other interventions that could negatively affect economic activity and market stability. Inflationary pressures, exchange rate volatility, fluctuations in interest rates, and broader macroeconomic instability may also have adverse effects on investment returns. China’s economic growth has been historically driven by export activity, making it particularly vulnerable to changes in global trade dynamics. The imposition or threat of tariffs, trade sanctions, capital controls, embargoes, or other protectionist measures—particularly in the context of trade disputes between China and the United States—could materially weaken the Chinese economy. Likewise, an economic downturn in China’s key trading partners, many of which are emerging markets, could negatively impact Chinese growth and, by extension, investments in the region. Furthermore, U.S. government actions, including the potential delisting of certain Chinese companies from U.S. exchanges or the imposition of additional restrictions on their operations, may negatively affect the value of such securities held by the Fund. Heightened regulatory scrutiny of Chinese issuers by U.S. authorities, including the Public Company Accounting Oversight Board (“PCAOB”), has resulted in challenges in inspecting audit work papers and practices of PCAOB-registered firms in China. This lack of transparency may further increase investment risks associated with Chinese securities, as the absence of independent audit oversight could raise concerns regarding the accuracy and reliability of financial statements. Investments in China may be particularly susceptible to economic disruptions in specific industries, including consumer discretionary (such as leisure, retail, gaming, and tourism), industrials, and commodities, which may experience heightened volatility in response to regulatory changes, economic slowdowns, or external shocks. Accordingly, investors should consider the potential impact of these risks when evaluating an investment in the Fund.

The Fund may gain exposure to Chinese companies through a structure known as a Variable Interest Entity (“VIE”). VIEs are commonly used to enable foreign investors, including the Fund, to access Chinese companies operating in industries where direct foreign ownership is either restricted or prohibited under Chinese law. Investments made through a VIE structure do not confer direct equity ownership in the underlying Chinese operating company. Instead, such investments are facilitated through a shell company incorporated outside of China, which enters into a series of contractual agreements with the underlying operating company. These agreements are designed to grant the shell company certain rights over the operating company’s financial and operational affairs, including the ability to consolidate the VIE’s financial results into its own financial statements and to receive a portion of its economic benefits. However, investments in VIEs involve additional risks that may not be present in direct equity ownership. The enforceability of the contractual arrangements between the shell company and the underlying operating company is uncertain under Chinese law. These agreements may not provide the same level of control as direct ownership, and there is a risk that the underlying operating company, its management, or other interested parties could breach or seek to terminate the agreements with limited or no legal recourse available to foreign investors, including the Fund. Additionally, the Chinese government may determine that these contractual arrangements are invalid or in violation of Chinese law. While the VIE structure has been widely utilized and generally tolerated by Chinese regulators, it has not been formally codified into Chinese law, and its continued acceptance remains uncertain. If the Chinese government were to prohibit the use of VIE structures, modify existing regulations to restrict their use, or refuse to recognize the enforceability of the contractual arrangements upon which these structures rely, the value of the Fund’s investments in VIEs could be significantly impaired or even rendered worthless. Furthermore, because the shell company does not have actual ownership of the underlying operating company, investors in VIEs may be exposed to conflicts of interest between the legal owners of the operating company and foreign shareholders. Any adverse regulatory action, enforcement of ownership restrictions, or invalidation of the VIE structure could materially and negatively impact the Fund’s performance and net asset value.

Equity Risk [Member]
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Equity Risk: Equity risk refers to the potential for a decline in the value of equity securities, including common stocks, due to broad market conditions, fluctuations or factors specific to an individual company or industry. General economic conditions, such as fluctuations in interest rates, periods of market instability, or prolonged economic downturns, may adversely impact the equity markets as a whole, resulting in a decrease in the value of the Fund’s equity holdings. A significant decline in the overall stock market could lead to a broad-based depreciation in the price of the securities held by the Fund. Furthermore, equity risk includes the possibility that investor sentiment toward a particular industry or sector may deteriorate, leading to a widespread sell-off of securities in that industry, thereby reducing the market value of those companies. The price of an individual company’s common stock may also decline due to industry-specific challenges, such as increased operational costs or adverse regulatory developments, which may similarly affect other companies operating within the same sector or geographic region. Additionally, an individual company’s stock price may experience substantial volatility over short periods due to company-specific events, including, but not limited to, strategic business decisions, changes in leadership, declining demand for its products or services, or unfavorable financial performance. For example, a negative earnings report, a reduction or suspension of dividend payments, or unexpected corporate developments could result in a significant decrease in the company’s stock value.

Emerging Markets Investment Risk [Member]
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Emerging Markets Investment Risk: Investments in securities issued by entities in emerging market countries involve a heightened level of risk compared to investments in securities of issuers domiciled in developed markets. Securities in emerging markets tend to exhibit greater price volatility and may experience more pronounced fluctuations in value. Companies operating in emerging market jurisdictions are often subject to less rigorous regulatory oversight, including weaker disclosure obligations, financial reporting standards, accounting principles, auditing requirements, and recordkeeping practices when compared to their counterparts in developed economies. Additionally, the availability, accuracy, and reliability of corporate and financial information in emerging markets may be significantly limited, creating challenges for investors seeking transparency. Emerging markets are generally characterized by higher levels of political, economic, and social instability, increased market volatility, and uncertain trading conditions. Government-imposed restrictions on foreign investment tend to be more prevalent in these jurisdictions, and securities regulations, ownership rights, and enforcement mechanisms may be evolving, untested, or inconsistently applied. As a result, the legal framework governing foreign investment, securities transactions, and shareholder protections may be subject to rapid and unpredictable change, thereby increasing regulatory uncertainty and limiting investors’ ability to assert or enforce legal rights. Furthermore, tax laws and enforcement practices at national, regional, and local levels in emerging markets may be inconsistent, subject to arbitrary modifications, or unpredictably applied, increasing the risk of adverse tax treatment. Investing in securities issued in emerging markets may also expose investors to additional operational challenges, including elevated transaction costs, settlement delays, abrupt market closures, and insufficient access to timely financial or market data. The limited availability of reliable financial information and the lack of standardized reporting practices may further complicate the process of accurately assessing security valuations. These deficiencies could result in errors in the selection and weighting of securities by the Index Provider when constructing or rebalancing the Fund’s Underlying Index.

Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in securities issued by non-U.S. issuers entails risks that are distinct from, and in some cases greater than, those associated with investments in securities of U.S. issuers. Foreign securities may be subject to lower liquidity, heightened price volatility, and a lack of publicly available or reliable financial information relative to U.S. issuers. In addition, financial reporting, accounting, auditing, and recordkeeping standards applicable to foreign issuers may be inconsistent with, or less rigorous than, those required of U.S. companies, potentially limiting transparency and investor protections. Foreign investments are also exposed to political and economic risks, including the possibility of expropriation, nationalization, political instability, and other adverse governmental actions that could negatively impact the value of the Fund’s holdings. The enforcement of legal rights and contractual obligations in foreign jurisdictions may be difficult, unpredictable, or, in some cases, impracticable due to differences in legal systems and regulatory frameworks. Moreover, investments in foreign securities may be subject to additional financial and operational constraints, including withholding taxes on dividends, capital controls, currency exchange restrictions, and elevated transaction costs. To the extent that the Fund holds securities denominated in foreign currencies, fluctuations in exchange rates—particularly depreciation of a foreign currency relative to the U.S. dollar—may materially reduce the value of the Fund’s investments and negatively impact overall returns.

From time to time, the Fund may invest in securities of companies that operate in, or conduct business with, countries that are subject to economic sanctions or trade embargoes imposed by the U.S. government, the United Nations, or other international regulatory bodies. Entities with exposure to such jurisdictions may face regulatory restrictions that affect their operations, financial performance, or ability to access global capital markets. Additionally, any association with sanctioned countries may lead to reputational harm for affected companies, potentially diminishing investor confidence and adversely impacting the market value of their securities.

Geographic Concentration Risk [Member]
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Geographic Concentration Risk: The Fund’s investments are expected to be concentrated in securities issued by entities domiciled in or with substantial operations within a single country or a limited number of countries or region. As a result, the Fund’s performance may be disproportionately affected by economic, political, or social developments in those jurisdictions. Adverse events, including but not limited to natural disasters, geopolitical conflicts, regulatory changes, or economic downturns, may materially impact the financial stability of such countries or regions. In turn, these circumstances could negatively affect the business operations, profitability, and market value of the securities held by the Fund, potentially leading to a decline in the Fund’s overall investment value.

Stock Connect Risk [Member]
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Stock Connect Risk: Investments in China A-shares through the Stock Connect Programs entail distinct risks due to the relatively recent establishment of these programs, with no assurance of their continued operation. Trading via the Stock Connect Programs is subject to daily quotas that restrict the maximum net purchases allowed each day, as well as price fluctuation limits imposed on securities. The likelihood of trading suspensions in the A-shares market is higher compared to many other global equity markets, and there is no guarantee that a sufficiently liquid market will always be available for trading. Moreover, investments executed through Stock Connect Programs are subject to trading, clearance, and settlement processes that remain relatively untested, which may introduce additional operational and counterparty risks. The availability of Stock Connect Programs is limited to days when both the Hong Kong and mainland China markets are open, and any market closures on either side may restrict the Fund’s ability to trade. The Fund’s ownership interest in securities acquired through Stock Connect Programs will not be recorded directly in its name, and as a result, the Fund may need to rely on a third party to assert and enforce its rights as an investor. Additionally, securities purchased through the Stock Connect Programs are governed by Chinese securities laws, listing rules, and other regulatory restrictions, which may differ from those applicable to investments in other jurisdictions. Furthermore, Hong Kong investor compensation funds, which provide protection against trade defaults, do not extend coverage to investments made through the Stock Connect Programs, thereby increasing potential counterparty risks. The evolving nature of China’s tax regulations also presents a degree of uncertainty, and changes in tax policies may expose the Fund to unexpected tax liabilities in connection with its investments in China A-shares.

Technology Sector Risk [Member]
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Technology Sector Risk: The market value of securities issued by companies within the technology sector may be volatile and can be materially impacted by various factors, including, but not limited to, an issuer’s inability or delay in securing necessary financing or regulatory approvals, heightened competitive pressures, challenges related to product compatibility, shifts in consumer demand and preferences, fluctuations in corporate capital expenditures, the accelerated pace of technological obsolescence, the emergence of alternative technologies, uncertainties associated with research and development efforts for new products, and legal, regulatory and political changes. Any of these factors, individually or in combination, may adversely affect the financial performance and valuation of technology-related securities held by the Fund. Although all companies face potential risks associated with network security breaches, entities operating within the communication services sector may be particularly vulnerable to cyberattacks, unauthorized access, and data theft involving proprietary or consumer information. Additionally, these companies may experience service disruptions due to malicious cyber activities or system vulnerabilities. Such incidents could result in significant financial, operational, and reputational harm, which may materially and adversely affect their business performance and, consequently, the value of the Fund’s investments in such companies.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk: Only authorized participants (“APs”) are permitted to engage in the direct creation and redemption of Fund shares. The Fund has a limited number of institutions that are eligible to act as APs, and these entities are under no obligation to submit creation or redemption orders. As a result, there is no guarantee that APs will facilitate or maintain an active trading market for the Fund’s shares. This risk may be particularly pronounced in instances where the Fund holds securities that trade outside of a collateralized settlement system. In such cases, APs may be required to post collateral for certain trades conducted on an agency basis, a requirement that only a select number of APs may be capable of fulfilling. Additionally, if an AP ceases operations or otherwise declines to process creation or redemption orders, and no other AP is willing or able to assume this role, the liquidity of the Fund’s shares may be adversely affected. This could lead to a diminished trading market, causing the shares to trade at a premium or discount to the Fund’s net asset value (“NAV”) or, in extreme cases, result in trading halts or delisting. Furthermore, the Fund’s investments in non-U.S. securities, which may be subject to lower trading volumes, market closures, or extended trading halts, may exacerbate these risks. In such circumstances, APs may face increased difficulties in creating or redeeming Fund shares, heightening the potential for disruptions in market liquidity and increasing the likelihood that the Fund’s shares may be halted from trading or removed from the exchange.

Cash Transaction Risk [Member]
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Cash Transaction Risk: Like other exchange-traded funds (“ETFs”), the Fund issues and redeems shares exclusively in large aggregations known as “Creation Units” and solely with entities designated as “Authorized Participants.” However, in contrast to many other ETFs, the Fund anticipates that its creation and redemption transactions will be executed, at least in part or entirely, in cash rather than through in-kind transfers of securities. As a consequence, investments in the Fund may be less tax-efficient compared to ETFs that conduct in-kind redemptions. Specifically, by redeeming shares in cash, the Fund may be required to recognize capital gains that could have otherwise been deferred or avoided through in-kind redemptions. This could result in the Fund distributing higher levels of taxable capital gains to shareholders than ETFs that rely on in-kind redemptions. Additionally, settling redemptions in cash rather than through the transfer of portfolio securities may necessitate the sale of Fund holdings to generate the required liquidity, which could force the Fund to liquidate positions at unfavorable market prices, potentially impacting its performance.

Currency Risk [Member]
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Currency Risk: Since the Fund’s NAV is calculated in U.S. dollars, any depreciation in the currency of a non-U.S. market in which the Fund invests relative to the U.S. dollar may result in a decline in the Fund’s NAV. Generally, if the U.S. dollar appreciates against a foreign currency, the value of securities denominated in that foreign currency will decline when converted to U.S. dollars, thereby negatively impacting the Fund’s NAV. Foreign exchange rates are subject to volatility and may fluctuate rapidly and unpredictably in response to global economic developments, monetary policy changes, and other macroeconomic factors. Such currency fluctuations may adversely affect the Fund’s performance, potentially leading to investment losses regardless of the duration for which an investor holds Shares.

Participatory Note Risk [Member]
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Participatory Note Risk. A participatory note, as used by the Fund, is an instrument used by investors to obtain exposure to an equity investment in a local market where direct ownership is not permitted. In countries where direct ownership by a foreign investor, such as the Fund, is not allowed by local law, an investor may gain exposure to the market through a participatory note, which derives its value from one or more underlying equity securities. The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Industry Concentration Risk [Member]
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Industry Concentration Risk: The Fund’s investments will be concentrated in a specific industry or group of industries to the extent that the Underlying Index reflects such concentration. Securities issued by companies within the same industry or sector may respond similarly to market conditions, regulatory changes, and economic developments, which could lead to increased volatility and potential losses for the Fund. As a result, adverse events affecting a particular industry or sector could have a disproportionately negative impact on the Fund’s performance. While the Fund’s exposure to various industries and sectors may fluctuate over time in accordance with changes in the composition of the Underlying Index, the Fund is currently subject to the principal risks outlined herein.

Industrials Sector Risk [Member]
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Industrials Sector Risk: The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

International Closed Market Trading Risk [Member]
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International Closed Market Trading Risk: Since foreign securities exchanges may operate on days when the Fund does not determine the NAV of its Shares, the value of the Fund’s holdings in non-U.S. securities may fluctuate on days when investors are unable to buy or sell Shares of the Fund. Consequently, this may result in wider bid-ask spreads and variations in the market price of the Shares relative to their NAV, potentially leading to the Shares trading at a premium or discount to their NAV.

Issuer Specific Changes Risk [Member]
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Issuer-Specific Changes Risk: The market price of a specific security or category of securities may experience greater fluctuations than the broader market and may not move in tandem with overall market trends. As a result, the performance of such securities could diverge significantly from general market movements, potentially leading to increased volatility and investment risk.

Large Capitalization Company Risk [Member]
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Large Capitalization Company Risk: Large-capitalization companies may face limitations in their ability to swiftly adapt to emerging competitive pressures and may not achieve the same level of growth as smaller, more agile companies, particularly during prolonged periods of economic expansion. Consequently, the returns generated by investments in large-capitalization stocks may underperform those of small- and mid-capitalization companies, which often exhibit greater potential for rapid growth and market responsiveness.

Large Shareholder Risk [Member]
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Large Shareholder Risk: If a significant portion of the Fund’s Shares is held by a single investor or a concentrated group of investors, the Fund may be exposed to the risk that large-scale redemptions by such shareholders could negatively impact its performance. In the event that these shareholders redeem all or a substantial portion of their holdings, the Fund may be compelled to liquidate securities at unfavorable prices in order to generate the necessary cash to meet the redemption requests. This risk is particularly pronounced during periods of market downturns or reduced liquidity, as well as when such shareholders have short-term investment strategies or unpredictable cash flow requirements. Additionally, large redemptions may result in increased transaction costs and could create adverse tax implications for the remaining shareholders of the Fund.

Limited History Of Operations Risk [Member]
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Risk [Text Block]	Limited History of Operations Risk. The Fund is a new fund with limited history of operations for investors to evaluate.
Market Risk [Member]
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Market Risk: The securities comprising the Underlying Index are subject to market volatility, which may result in fluctuations in their value. Consequently, investors should expect that the value of the Fund’s Shares will generally decline in proportion to any decrease in the value of the securities within the Underlying Index. Furthermore, extraordinary events, including but not limited to natural disasters, environmental catastrophes, global pandemics or other public health crises, armed conflicts, acts of terrorism, geopolitical instability, economic downturns, or other unforeseen disruptions, may lead to significant deviations in the Fund’s NAV, potentially causing the Shares to trade at a premium or discount relative to their NAV.

Market Trading Risk [Member]
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Market Trading Risk: The Fund is subject to various market trading risks, including, but not limited to, the potential absence of an active trading market for its Shares, the risk of losses arising from secondary market transactions, and possible disruptions in the Fund’s creation and redemption mechanisms. During periods of market stress, liquidity conditions for the Shares may deteriorate in tandem with reduced liquidity in the underlying securities held by the Fund. Such circumstances could lead to deviations between the market price of the Shares and the Fund’s net asset value (“NAV”). Additionally, securities exchanges or regulatory authorities may impose trading halts on certain securities or financial instruments, which could limit the Fund’s ability to execute transactions. These restrictions may interfere with the Fund’s capacity to facilitate creation and redemption orders, impact the pricing of Shares in the secondary market, and, in extreme cases, prevent the Fund from trading specific portfolio securities or financial instruments altogether. Under such conditions, the Fund may be unable to rebalance its portfolio effectively, accurately value its holdings, or execute transactions at favorable prices, which could result in significant trading losses. As a consequence, the Shares may trade at a premium or discount relative to the Fund’s NAV, adversely affecting investors.

Non Correlation Risk [Member]
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Non-Correlation Risk: The Fund’s performance may deviate from that of the Underlying Index due to various factors. Unlike the Underlying Index, the Fund incurs operational expenses, including management fees and transaction costs associated with the purchase and sale of securities. These costs may be particularly pronounced during periods of portfolio rebalancing when adjustments are made to align the Fund’s holdings with changes in the composition of the Underlying Index. Furthermore, discrepancies in asset valuation methodologies, as well as differences in portfolio composition arising from legal or regulatory restrictions, trading costs, or liquidity constraints, may contribute to variances between the Fund’s returns and those of the Underlying Index.

Operational Risk [Member]
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Operational Risk: The Fund is subject to operational risks that may arise from various factors, including, but not limited to, human error, miscommunication, processing inaccuracies, and errors or failures by the Fund’s service providers, counterparties, or other third parties. Additionally, deficiencies in operational processes, technological malfunctions, or system failures may further expose the Fund to risk. The Fund and the Adviser implement policies, controls, and procedures designed to mitigate these operational risks. However, such measures cannot eliminate all potential risks, and there can be no assurance that they will be sufficient to prevent losses or disruptions to the Fund’s operations.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk: The Fund may experience elevated levels of portfolio turnover, which could result in increased brokerage commissions and other transaction-related expenses. These higher costs may adversely affect the Fund’s overall performance. Additionally, frequent trading activity within the Fund’s portfolio may generate net short-term capital gains, which could have tax implications for shareholders.

Premium Discount Risk [Member]
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Premium/Discount Risk: The Shares of the Fund are listed and traded on a stock exchange, where their market price may be equal to, greater than, or less than the Fund’s most recently calculated NAV. The Fund’s NAV is determined at the close of each business day based on the market value of its portfolio holdings and is subject to fluctuations. Throughout the trading day, the market price of the Shares is influenced by various factors, including but not limited to, investor supply and demand dynamics and changes in the value of the Fund’s underlying assets. Consequently, the market price of the Shares may not always align precisely with the Fund’s NAV, and Shares may trade at a premium or a discount to NAV.

Retail And Consumer Goods Sector Risk [Member]
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Retail and Consumer Goods Sector Risk: The Fund may invest in companies in the retail and consumer goods sector. Retail, consumer goods and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retailing and consumer goods industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk: Investors who purchase or sell shares of the Fund will typically incur brokerage commissions, which are generally fixed in amount and may represent a substantial proportional expense, particularly for those engaging in transactions involving relatively small quantities of shares. Trading in the Fund’s shares is also subject to bid-ask spreads, which may fluctuate based on market conditions. Additionally, trading in the Fund’s shares may be suspended or halted by the Exchange due to market volatility, regulatory actions, or other factors beyond the Fund’s control. In the event of a trading halt, investors may be temporarily unable to buy or sell shares. Furthermore, while the Fund’s shares are listed on the Exchange, there is no guarantee that an active trading market will develop or be sustained, nor can there be any assurance that the Fund’s shares will remain listed on the Exchange indefinitely.

Small And Mid Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk: Investments in securities of small- and mid-capitalization companies present a heightened level of risk and may experience greater price fluctuations compared to investments in larger, more established companies. Due to their relatively limited operational track records, narrower product offerings, and constrained financial resources, securities issued by such companies may exhibit lower liquidity and increased volatility. Additionally, these companies may be more susceptible to fluctuations in interest rates and anticipated changes in earnings, which could further impact their market value.

Swap Risk [Member]
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Swap Risk. The Fund may use swaps in pursuing its investment objective. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Tracking Error Risk [Member]
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Tracking Error Risk: The Fund’s performance may deviate from, or fail to closely track, the returns of the Underlying Index. This divergence may arise from various factors, including, but not limited to, the Fund holding cash instead of investing in securities that comprise the Underlying Index. Such circumstances may occur when the Fund experiences delays in converting U.S. dollars into a foreign currency for the purpose of acquiring foreign securities, or when regulatory restrictions, trading suspensions, or legal constraints imposed by foreign governments prevent the Fund from investing in certain components of the Underlying Index. Furthermore, if the Fund employs a representative sampling methodology rather than fully replicating the Underlying Index, or if the Fund’s NAV is determined based on fair value pricing while the Underlying Index reflects securities’ closing prices in local foreign markets, the Fund’s ability to accurately mirror the performance of the Underlying Index may be adversely affected.

Transportation Sector Risk [Member]
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Transportation Sector Risk: Companies in the transportation sector can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

Underlying Index Risk [Member]
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Underlying Index Risk: The Fund employs a passive investment strategy designed to replicate the performance of its Underlying Index rather than seeking to achieve returns that exceed those of the Underlying Index. As a result, the Fund does not actively manage its holdings based on market conditions or individual security performance. The Fund will only acquire or dispose of a security when it is added to or removed from the Underlying Index, regardless of whether that security is underperforming or experiencing adverse market conditions. Furthermore, the Fund’s portfolio rebalancing is conducted in direct alignment with the rebalancing schedule of the Underlying Index. Any modifications to the timing or composition of the Underlying Index’s rebalancing will correspondingly affect the Fund’s rebalancing activities.

Valuation Risk [Member]
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Valuation Risk: The accuracy and reliability of financial information pertaining to securities issued by non-U.S. entities may be lower compared to that of securities issued by U.S. entities. As a result, determining an accurate and current market price for non-U.S. securities held by the Fund may be challenging. In certain instances, publicly available market quotations for specific securities may be limited or unavailable, requiring the Fund to determine a fair value for such securities. The fair value assigned to a security may differ from the price that would have been established if market quotations were readily accessible. Securities that are fair valued or valued using alternative methodologies rather than market quotations may be subject to increased price volatility and greater fluctuations in value from one trading day to the next. Furthermore, there is no guarantee that the Fund will be able to liquidate a security at its assigned fair value, and in some cases, the Fund may be required to sell a security at a price lower than its fair value, which could result in a realized loss.

Risk Nondiversified Status [Member]
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Non-Diversified Fund Risk: As a non-diversified investment vehicle, the Fund has the ability to allocate a larger proportion of its assets to securities issued by individual entities compared to a diversified fund. Consequently, fluctuations in the market value of a single security may result in more pronounced movements in the Fund’s share price than would be experienced in a diversified portfolio. This concentration of holdings may lead to heightened volatility, thereby increasing the degree to which the performance of a limited number of issuers influences the Fund’s overall returns.